Operating Costs and Non-underlying Items - Summary of Non-underlying Items Related to Gross Profit and Operating Costs (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-underlying Items [Line Items]
Credit from early settlement of contingent consideration		€ 277
Gain on business disposal	€ 57	4,331	€ 309
Impairment of intangible asset		208
Tax benefit recognized due to Tax Cuts and Jobs Act			€ 578
New US tax rate			21.00%
Impairment of goodwill	18
Non-Current Assets Held for Sale [member]
Non-underlying Items [Line Items]
Impairment of goodwill	€ 18
One Off Items [Member]
Non-underlying Items [Line Items]
Litigation charges		98
Legal Cases in Relation to Investigations [Member] | One Off Items [Member]
Non-underlying Items [Line Items]
Litigation charges		50	€ 80
United Kingdom [Member] | Pension obligation [member] | One Off Items [Member]
Non-underlying Items [Line Items]
Litigation charges		€ 48